Property and Equipment	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	PROPERTY AND EQUIPMENT

As at	March 31, 2020				March 31, 2019
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$		$
Cost	1,435	2,800	1,844	6,079	1,234	2,062	1,262	4,558
Additions	1,313	886	3,724	5,923	196	227	584	1,007
Additions through business acquisitions	67	239	22	328	16	494	—	510
Disposals / retirements	(490)	(855)	—	(1,345)	(10)	(13)	—	(23)
Foreign currency translation adjustment	8	120	21	149	(1)	30	(2)	27
Subtotal	2,333	3,190	5,611	11,134	1,435	2,800	1,844	6,079
Accumulated depreciation	866	1,874	1,000	3,740	690	1,435	612	2,737
Depreciation expense	226	543	509	1,278	179	409	392	980
Disposals / retirements	(397)	(762)	—	(1,159)	(5)	2	—	(3)
Foreign currency translation adjustment	4	97	2	103	2	28	(4)	26
Subtotal	699	1,752	1,511	3,962	866	1,874	1,000	3,740
Net carrying amount	1,634	1,438	4,100	7,172	569	926	844	2,339